Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax from continuing operations	¥ 3,354	¥ 18,145	¥ 17,990
(Loss)/profit before tax from discontinued operations	550	(19)	(2,726)
Accounting profit before tax	3,904	18,126	15,264
Income tax expenses at a statutory rate of 31.7% (2016: 33.5% and 2017: 31.7%)	(1,237)	(5,744)	(5,119)
Permanent non-deductibleitems(1)	(260)	(353)	(2,703)
Assessment of the recoverability of deferred tax assets(2)	(6,202)	(2,932)	(752)
Effects of changes in tax rate	(6)	3	(691)
Differences in applicable tax rate of subsidiaries(3)	(1,194)	776	(81)
Tax effect on investment in subsidiaries and associates(4)	(174)	377	591
Gain on fair value measurement relating to the deconsolidation(5)	4,123		581
Share of loss of associates and joint ventures(6)	(1,741)	(1,836)	(279)
Corporate taxes in prior years(7)	(2,754)	(182)	(3)
Others	(251)	(25)	296
Income tax expenses at an effective tax rate of 248.4% (2016: 53.5% and 2017: 54.7%)	(9,696)	(9,916)	(8,160)
Income tax expenses reported in the statements of profit or loss	(9,522)	(9,922)	(8,904)
Income tax benefits/(expenses) attributable to discontinued operations	¥ (174)	¥ 6	¥ 744